FINANCIAL INSTRUMENTS AND CREDIT RISK CONCENTRATIONS (Details) (USD $)	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009
Cash and cash equivalents, Carrying Value	$ 1,340,203	$ 2,656,354	$ 1,551,630	$ 653,719
Cash and cash equivalents, Fair Value	1,340,203
Marketable securities, Carrying Value	2,441,606
Marketable securities, Fair Value	2,443,631
Security deposits payable, Carrying Value	960,916
Security deposits payable, Fair Value	960,916
Mortgages, note and term loan payable, Carrying Value	6,750,259
Mortgages, note and term loan payable, Fair Value	$ 8,164,075